UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report
to Shareholders

Deutsche Government Cash Management Fund

(formerly Cash Management Fund)

Contents

Deutsche Government Cash Management Fund

3 Portfolio Summary

6 Statement of Assets and Liabilities

7 Statement of Operations

8 Statement of Changes in Net Assets

9 Financial Highlights

10 Notes to Financial Statements

14 Information About Your Fund's Expenses

Government Cash Management Portfolio

17 Investment Portfolio

22 Statement of Assets and Liabilities

23 Statement of Operations

24 Statement of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

31 Advisory Agreement Board Considerations and Fee Evaluation

37 Account Management Resources

39 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investment in Government Cash Management Portfolio, at value	$ 1,308,564,790
Other assets	7,166
Total assets	1,308,571,956
Liabilities
Payable for Fund shares redeemed	975,000
Distributions payable	10,749
Accrued Trustees' fees	173
Other accrued expenses and payables	493,642
Total liabilities	1,479,564
Net assets, at value	$ 1,307,092,392
Net Assets Consist of
Undistributed net investment income	3,076
Accumulated net realized gain (loss)	(25,291)
Paid-in capital	1,307,114,607
Net assets, at value	$ 1,307,092,392
Net Asset Value

Institutional Shares

Net Asset Value, offering and redemption price per share ($1,307,092,392 ÷ 1,307,190,636 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income and expenses allocated from Government Cash Management Portfolio: Interest	$ 3,358,233
Expenses*	(908,174)
Net investment income allocated from Government Cash Management Portfolio	2,450,059
Expenses: Administration fee	759,705
Services to shareholders	32,131
Service fees	421,832
Professional fees	22,886
Reports to shareholders	14,395
Registration fees	11,836
Trustees' fees and expenses	2,873
Other	21,542
Total expenses	1,287,200
Net investment income	1,162,859
Net realized gain (loss) allocated from Government Cash Management Portfolio	98,905
Net increase (decrease) in net assets resulting from operations	$ 1,261,764

* Net of $358,857 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 1,162,859	$ 256,120
Net realized gain (loss)	98,905	30,277
Net increase (decrease) in net assets resulting from operations	1,261,764	286,397
Distributions to shareholders from: Net investment income	(1,159,783)	(257,613)
Fund share transactions: Proceeds from shares sold	3,026,937,513	5,505,541,370
Reinvestment of distributions	1,056,233	230,399
Payments for shares redeemed	(3,922,942,633)	(4,215,113,404)
Net increase (decrease) in net assets from Fund share transactions	(894,948,887)	1,290,658,365
Increase (decrease) in net assets	(894,846,906)	1,290,687,149
Net assets at beginning of period	2,201,939,298	911,252,149
Net assets at end of period (including undistributed net investment income of $3,076 and $0, respectively)	$ 1,307,092,392	$ 2,201,939,298
Other Information
Shares outstanding at beginning of period	2,202,139,523	911,481,158
Shares sold	3,026,937,513	5,505,541,370
Shares issued to shareholders in reinvestment of distributions	1,056,233	230,399
Shares redeemed	(3,922,942,633)	(4,215,113,404)
Net increase (decrease) in Fund shares	(894,948,887)	1,290,658,365
Shares outstanding at end of period	1,307,190,636	2,202,139,523

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.08**	.01[a]	.01[a]	.01[a]	.01[a]	.01[a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,307	2,202	911	1,536	2,476	2,269
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.34*	.34	.34	.33	.33	.33
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.29*	.24	.18	.21	.27	.24
Ratio of net investment income (%)	.15*	.02	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Government Cash Management Fund (formerly Cash Management Fund) (the "Fund") is a diversified series of Deutsche Money Market Trust (formerly DWS Money Market Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2016, the Fund owned approximately 13% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $123,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

From November 1, 2015 through December 31, 2015, the Fund elects to defer qualified late year losses of approximately $700 of net short-term realized capital losses, and treat them as arising in the fiscal year ending December 31, 2016.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2016 through April 30, 2017, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.30% of the Fund's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

For the six months ended June 30, 2016, the Administration Fee was $759,705, of which $111,507 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DSC aggregated $26,925, of which $13,183 is unpaid.

Shareholder Servicing Fee. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2016, the Service Fee was as follows:

	Total Aggregated	Unpaid at June 30, 2016	Annualized Effective Rate
Deutsche Government Cash Management Fund	$ 421,832	$ 327,520.06%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,897, of which $8,489 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2016, there was one shareholder account that held approximately 67% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,000.75
Expenses Paid per $1,000*	$ 1.44
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,032.42
Expenses Paid per $1,000*	$ 1.47

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Institutional Shares
Deutsche Government Cash Management Fund	.29%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 64.5%
U.S. Government Sponsored Agencies 52.3%
Federal Farm Credit Bank:
0.46%*, 6/20/2017	75,000,000	75,000,000
0.517%*, 2/8/2017	15,000,000	15,000,000
0.522%*, 3/8/2017	40,000,000	39,998,548
0.523%*, 3/22/2017	94,000,000	93,996,391
0.529%*, 2/28/2017	130,000,000	129,997,759
0.558%*, 9/21/2017	80,000,000	80,000,000
0.568%*, 6/20/2018	40,000,000	40,000,000
0.574%*, 10/27/2017	100,000,000	100,000,000
0.617%*, 3/8/2018	30,000,000	29,997,391
Federal Home Loan Bank:
0.285%**, 7/7/2016	23,000,000	22,998,927
0.285%**, 7/14/2016	100,000,000	99,989,889
0.29%**, 7/6/2016	256,669,000	256,658,840
0.317%**, 8/5/2016	50,000,000	49,984,833
0.32%**, 8/10/2016	50,000,000	49,982,500
0.325%**, 8/1/2016	48,000,000	47,986,773
0.335%**, 8/2/2016	61,213,000	61,195,044
0.346%**, 7/29/2016	43,000,000	42,988,629
0.346%**, 8/15/2016	34,000,000	33,985,550
0.351%**, 7/8/2016	100,000,000	99,993,292
0.356%**, 7/13/2016	89,172,000	89,161,597
0.356%**, 7/15/2016	274,000,000	273,962,706
0.356%**, 7/18/2016	85,000,000	84,985,951
0.371%**, 8/4/2016	97,835,000	97,801,274
0.396%**, 9/7/2016	25,000,000	24,981,583
0.397%**, 7/15/2016	25,000,000	24,996,208
0.405%**, 9/7/2016	74,000,000	73,944,369
0.405%**, 9/9/2016	150,000,000	149,883,917
0.407%**, 7/1/2016	80,000,000	80,000,000
0.407%**, 7/11/2016	25,000,000	24,997,222
0.407%**, 9/9/2016	90,000,000	89,930,000
0.407%**, 9/21/2016	40,000,000	39,963,556
0.423%*, 8/26/2016	25,000,000	25,000,000
0.427%**, 7/12/2016	20,000,000	19,997,433
0.427%**, 9/26/2016	65,000,000	64,934,024
0.427%**, 9/27/2016	188,000,000	187,806,987
0.437%**, 10/31/2016	25,000,000	24,963,569
0.438%*, 8/18/2017	160,000,000	159,735,877
0.45%, 10/7/2016	35,000,000	34,997,870
0.458%**, 10/3/2016	50,000,000	49,941,250
0.458%**, 10/25/2016	150,000,000	149,782,500
0.458%**, 11/21/2016	20,000,000	19,964,250
0.46%*, 10/7/2016	7,500,000	7,500,000
0.463%**, 10/25/2016	150,000,000	149,780,084
0.472%**, 10/28/2016	50,000,000	49,923,311
0.473%**, 10/26/2016	60,000,000	59,909,325
0.485%**, 10/14/2016	248,750,000	248,403,927
0.507%*, 7/13/2016	40,600,000	40,600,000
0.517%*, 5/8/2017	25,000,000	25,000,000
0.518%*, 11/18/2016	50,000,000	50,000,000
0.522%*, 10/13/2016	200,000,000	199,996,915
0.528%*, 11/17/2017	126,550,000	126,490,218
0.554%*, 4/5/2017	100,000,000	100,000,000
0.558%*, 10/30/2017	50,000,000	49,997,040
0.559%**, 8/22/2016	15,000,000	14,988,083
0.572%*, 2/8/2017	85,000,000	84,997,506
0.644%*, 8/28/2017	285,000,000	284,966,717
Federal Home Loan Mortgage Corp.:
0.376%**, 10/4/2016	100,000,000	99,902,361
0.447%**, 11/2/2016	30,000,000	29,954,533
0.564%*, 12/21/2017	133,500,000	133,500,000
0.578%*, 7/21/2017	60,000,000	59,993,489
0.681%*, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336%**, 10/4/2016	135,000,000	134,882,438
0.468%*, 7/20/2017	80,000,000	79,995,737
0.594%*, 3/21/2018	100,000,000	100,031,268
0.597%*, 12/20/2017	40,000,000	40,000,000
		5,397,299,461
U.S. Treasury Obligations 12.2%
U.S. Treasury Bills:
0.286%**, 9/8/2016	200,000,000	199,892,283
0.29%**, 9/8/2016	156,710,000	156,624,397
0.346%**, 10/13/2016	100,000,000	99,901,778
0.356%**, 8/25/2016	100,000,000	99,946,528
U.S. Treasury Floating Rate Notes:
0.313%*, 10/31/2016	425,000,000	425,050,820
0.33%*, 7/31/2016	150,000,000	150,004,825
0.334%*, 4/30/2017	25,000,000	24,978,811
U.S. Treasury Notes, 0.875%, 9/15/2016	98,500,000	98,607,082
		1,255,006,524
Total Government & Agency Obligations (Cost $6,652,305,985)		6,652,305,985

Repurchase Agreements 29.6%
Federal Reserve Bank of New York, 0.25%, dated 6/30/2016, to be repurchased at $2,300,015,972 on 7/1/2016 (a)	2,300,000,000	2,300,000,000
HSBC Securities, Inc., 0.32%, dated 6/30/2016, to be repurchased at $50,000,444 on 7/1/2016 (b)	50,000,000	50,000,000
HSBC Securities, Inc., 0.36%, dated 6/30/2016, to be repurchased at $50,000,500 on 7/1/2016 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.42%, dated 6/30/2016, to be repurchased at $142,701,665 on 7/1/2016 (d)	142,700,000	142,700,000
Nomura Securities International, 0.42%, dated 6/30/2016, to be repurchased at $350,004,083 on 7/1/2016 (e)	350,000,000	350,000,000
Wells Fargo Bank, 0.43%, dated 6/30/2016, to be repurchased at $166,001,983 on 7/1/2016 (f)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $3,058,700,000)		3,058,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,711,005,985)†	94.1	9,711,005,985
Other Assets and Liabilities, Net	5.9	605,021,147
Net Assets	100.0	10,316,027,132

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $9,711,005,985.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,118,448,400	U.S. Treasury Notes	1.375–3.125	12/31/2018–8/15/2022	2,299,996,803
12,700	U.S. Treasury Bond	4.75	2/15/2037	19,178
Total Collateral Value				2,300,015,981

(b) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(c) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(d) Collateralized by $121,934,600 U.S. Treasury Bond, 3.125%, maturing on 8/15/2044 with a value of $145,554,042.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,337,313	Federal Home Loan Mortgage Corp.	3.5–5.0	1/1/2021– 7/1/2046	9,882,639
236,308,903	Federal National Mortgage Association	1.75–7.5	12/13/2019– 7/1/2046	242,880,062
50,821,104	Government National Mortgage Association	2.5–8.5	4/15/2027– 5/15/2046	55,205,933
48,998,600	U.S. Treasury Note	0.5	4/30/2017	49,031,566
Total Collateral Value				357,000,200

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,758,702	Federal Home Loan Mortgage Corp.	2.537–2.659	5/1/2026– 6/1/2046	24,661,662
139,153,955	Federal National Mortgage Association	2.57–3.5	6/1/2026– 6/1/2046	144,658,339
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 6,652,305,985	$ —	$ 6,652,305,985
Repurchase Agreements	—	3,058,700,000	—	3,058,700,000
Total	$ —	$ 9,711,005,985	$ —	$ 9,711,005,985

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$ 6,652,305,985
Repurchase agreements, valued at amortized cost	3,058,700,000
Investments in securities, at value (cost $9,711,005,985)	9,711,005,985
Cash	604,168,600
Interest receivable	1,559,441
Other assets	97,325
Total assets	10,316,831,351
Liabilities
Accrued management fee	275,527
Accrued Trustees' fees	7,052
Other accrued expenses and payables	521,640
Total liabilities	804,219
Net assets, at value	$ 10,316,027,132

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 31,626,723
Expenses: Management fee	8,665,894
Administration fee	2,123,197
Custodian fee	106,369
Professional fees	143,249
Reports to shareholders	14,476
Trustees' fees and expenses	489,540
Other	220,524
Total expenses before expense reductions	11,763,249
Expense reductions	(3,358,652)
Total expenses after expense reductions	8,404,597
Net investment income	23,222,126
Net realized gain (loss) from investments	935,920
Net increase (decrease) in net assets resulting from operations	$ 24,158,046

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 23,222,126	$ 21,078,050
Net realized gain (loss)	935,920	452,645
Net increase (decrease) in net assets resulting from operations	24,158,046	21,530,695
Capital transactions in shares of beneficial interest: Proceeds from capital invested	26,416,694,590	317,351,519,324
Value of capital withdrawn	(34,145,857,572)	(319,269,518,924)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,729,162,982)	(1,917,999,600)
Increase (decrease) in net assets	(7,705,004,936)	(1,896,468,905)
Net assets at beginning of period	18,021,032,068	19,917,500,973
Net assets at end of period	$ 10,316,027,132	$ 18,021,032,068

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,316	18,021	19,918	20,214	24,810	20,784
Ratio of expenses before expense reductions (%)	.17*	.17	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.12*	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.33*	.11	.05	.08	.14	.10
Total Return (%)[a,b]	.16**	.11	.05	.08	.14	.11

[a] Total return would have been lower had certain expenses not been reduced.

[b] Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2016, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional, Deutsche Government Series and Deutsche Government Money Market Series owned approximately 13%, 10%, 8% and 65%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2016, the Portfolio held repurchase agreements with a gross value of $3,058,700,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

For the period from January 1, 2016 through April 30, 2016, under the Investment Management Agreement, the Portfolio paid the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

Effective May 1, 2016, under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Portfolio's average daily net assets.

Effective May 20, 2016 through June 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2016, the Advisor waived a portion of its management fee aggregating $3,358,652, and the amount charged aggregated $5,307,242, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $2,123,197, of which $269,605 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $762, of which $515 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended June 30, 2016, the Portfolio engaged in securities purchases of $112,570,000 and securities sales of $47,775,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2016.

Advisory Agreement Board Considerations and Fee Evaluation

Cash Management Fund (now known as Deutsche Government Cash Management Fund) (the "Fund"), a series of DWS Money Market Trust (now known as Deutsche Money Market Trust), invests substantially all of its assets in Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2015. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Portfolio’s and the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Institutional Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules and the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board considered that the Portfolio’s management fee would be reduced by 0.03% at all breakpoint levels if shareholders approve a proposal that would result in the Portfolio and the Fund being restructured into government money market funds. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Lipper expense universe for Institutional Shares (2nd quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio or the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Considerations and Fee Evaluation of Amended Portfolio Advisory Agreement

The Board of Trustees, all members of which are Independent Trustees, approved an amended and restated investment management agreement (the "New IMA") with Deutsche Investment Management Americas, Inc. ("DIMA"), the investment advisor to the Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio"), at an in person meeting conducted in July 2015. DIMA proposed the New IMA as part of a proposal to restructure the Portfolio from a "prime money market fund" to a "government money market fund" under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As part of the restructuring proposal, DIMA proposed to amend and restate the current investment management agreement (the "Current IMA") with the Portfolio such that DIMA would receive a reduced management fee for its investment management services to the restructured Portfolio upon the effective date of the restructuring. The effective date of the restructuring was May 2, 2016. The Portfolio is a master fund in a master-feeder structure pursuant to which underlying feeder funds invest substantially all their assets in the Portfolio in order to achieve their investment objectives.

In connection with its review, the Board reviewed and considered materials regarding the restructuring proposal, including the New IMA, and met privately with counsel to review the proposal. The Board also was advised by its fee consultant.

In connection with its review of the New IMA, the Board noted that it approved the renewal of the Portfolio’s Current IMA in September 2014 and was in the process of considering renewal of the Portfolio’s Current IMA as part of the 2015 annual contract renewal process. In addition, the Board considered:

— With the exception of the management fee reduction, the terms of the New IMA were substantially the same as the terms of the Current IMA.

— DIMA’s statement that there would be no reduction in services to the Portfolio as a result of the management fee reduction.

— DIMA’s statement that the portfolio management team for the Portfolio would not change as a result of the restructuring of the Portfolio.

— Information on the Portfolio’s investment management fee schedule and total operating expense ratios of the underlying feeder funds, assuming implementation of the New IMA, including information on management fees and total net operating expense ratios of other government money market funds provided by DIMA using information from Morningstar Direct and Lipper Inc.

— The Portfolio’s management fee rate under the New IMA as compared to fees charged by DIMA to comparable funds.

Based on all of the information considered, the Board concluded that the management fees to be paid by the Portfolio under the New IMA were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by DIMA. The Board unanimously determined that approval of the New IMA is in the best interests of the Portfolio, and approved the New IMA. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New IMA.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

deutscheliquidity.com/US

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Nasdaq Symbol	BICXX
CUSIP Number	25160K 306
Fund Number	541

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

June 30, 2016

Semiannual Report
to Shareholders

Deutsche Government Series

(formerly Cash Reserve Fund — Prime Series)

Contents

Deutsche Government Series

3 Portfolio Summary

6 Statement of Assets and Liabilities

7 Statement of Operations

8 Statement of Changes in Net Assets

9 Financial Highlights

11 Notes to Financial Statements

16 Information About Your Fund's Expenses

Government Cash Management Portfolio

19 Investment Portfolio

24 Statement of Assets and Liabilities

25 Statement of Operations

26 Statement of Changes in Net Assets

27 Financial Highlights

28 Notes to Financial Statements

33 Other Information

34 Advisory Agreement Board Considerations and Fee Evaluation

40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investment in Government Cash Management Portfolio, at value	$ 822,932,833
Receivable for Fund shares sold	16,797
Due from Advisor	4,489
Other assets	77,435
Total assets	823,031,554
Liabilities
Distributions payable	7,675
Accrued Directors' fees	311
Other accrued expenses and payables	289,276
Total liabilities	297,262
Net assets, at value	$ 822,734,292
Net Assets Consist of
Undistributed net investment income	43,215
Accumulated net realized gain (loss)	89,075
Paid-in capital	822,602,002
Net assets, at value	$ 822,734,292
Net Asset Value

Cash Reserve Government Shares

Net Asset Value, offering and redemption price per share ($608,140,428  ÷ 608,195,558 outstanding shares of beneficial interest, $.001 par value, 9,000,000,000 shares authorized)

$ 1.00

Cash Reserve Government Institutional Shares

Net Asset Value, offering and redemption price per share ($214,593,864  ÷ 214,635,054 outstanding shares of beneficial interest, $.001 par value, 3,200,000,000 shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income and expenses allocated from Government Cash Management Portfolio: Interest	$ 1,886,435
Expenses*	(494,525)
Net investment income allocated from Government Cash Management Portfolio	1,391,910
Expenses: Administration fee	426,614
Services to shareholders	257,198
Distribution and service fees	998,741
Professional fees	23,988
Reports to shareholders	27,516
Registration fees	67,324
Directors' fees and expenses	2,952
Other	26,422
Total expenses before expense reductions	1,830,755
Expense reductions	(674,547)
Total expenses after expense reductions	1,156,208
Net investment income	235,702
Net realized gain (loss) allocated from Government Cash Management Portfolio	69,385
Net increase (decrease) in net assets resulting from operations	$ 305,087

* Net of $202,494 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 235,702	$ 94,407
Net realized gain (loss)	69,385	19,690
Net increase (decrease) in net assets resulting from operations	305,087	114,097
Distributions to shareholders from: Net investment income: Cash Reserve Government Shares	(31,334)	(59,589)
Cash Reserve Government Institutional Shares	(202,689)	(36,178)
Net realized gains: Cash Reserve Government Shares	—	(8,395)
Cash Reserve Government Institutional Shares	—	(3,305)
Total distributions	(234,023)	(107,467)
Fund share transactions: Proceeds from shares sold	641,246,736	2,216,900,616
Reinvestment of distributions	159,772	88,783
Payments for shares redeemed	(800,410,535)	(2,138,084,726)
Net increase (decrease) in net assets from Fund share transactions	(159,004,027)	78,904,673
Increase (decrease) in net assets	(158,932,963)	78,911,303
Net assets at beginning of period	981,667,255	902,755,952
Net assets at end of period (including undistributed net investment income of $43,215 and $41,536, respectively)	$ 822,734,292	$ 981,667,255

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Cash Reserve Government Shares
Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.00**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	608	743	629	652	659	620
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.70*	.69	.70	.68	.68	.69
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.43*	.24	.18	.21	.28	.24
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Cash Reserve Government Institutional Shares
Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.001	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net realized gains	—	(.000)***	(.000)***	(.000)***	(.000)***	—
Total distributions	(.001)	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.09*	.02	.01	.01	.02	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215	238	274	189	247	514
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.32*	.31	.31	.30	.30	.30
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.27*	.23	.18	.21	.27	.24
Ratio of net investment income (%)	.18*	.01	.01	.01	.02	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Government Series (formerly Cash Reserve Fund — Prime Series) (the "Fund") is a diversified series of Cash Reserve Fund, Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and is organized as a corporation under the laws of the state of Maryland.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2016, the Fund owned approximately 8% of the Portfolio.

The Fund offers two classes of shares to investors: Cash Reserve Government Shares (formerly Cash Reserve Prime Shares) ("Government Shares") and Cash Reserve Government Institutional Shares (formerly Cash Reserve Prime Institutional Shares) ("Government Institutional Shares").

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Corporation are allocated among the Funds in the Corporation on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2016 through June 30, 2016, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

For the six months ended June 30, 2016, the Administration Fee was $426,614, of which $66,299 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"). DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

	Total Aggregated	Unpaid at June 30, 2016
Cash Reserve Government Shares	$ 234,614	$ 128,028
Cash Reserve Government Institutional Shares	16,899	8,820
	$ 251,513	$ 136,848

Distribution and Service Fees. Deutsche AM Distributors, Inc. ("DDI") is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to a Rule 12b-1 plan, based on its average daily net assets, which is calculated daily and payable monthly at 0.25% of Government Shares average daily net assets. For the six months ended June 30, 2016, the Distribution Fee was as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Reserve Government Shares	$ 780,266	$ 674,547.03%

The Fund pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at a rate of 0.07% of Government Shares. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the six months ended June 30, 2016, the shareholder servicing fee was as follows:

	Total Aggregated	Unpaid at June 30, 2016	Annualized Effective Rate
Cash Reserve Government Shares	$ 218,475	$ 34,980.07%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in Statement of Operations under "Reports to shareholders" aggregated $9,565, of which $8,115 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2016, there was one omnibus account that held approximately 80% of the outstanding shares of the Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Cash Reserve Government Shares	202,733,083	$ 202,733,083	940,683,269	$ 940,683,269
Cash Reserve Government Institutional Shares	438,513,653	438,513,653	1,276,217,347	1,276,217,347
		$ 641,246,736		$ 2,216,900,616
Shares issued to shareholders in reinvestment of distributions
Cash Reserve Government Shares	28,803	$ 28,803	61,814	$ 61,814
Cash Reserve Government Institutional Shares	130,969	130,969	26,969	26,969
		$ 159,772		$ 88,783
Shares redeemed
Cash Reserve Government Shares	(337,864,343)	$ (337,864,343)	(826,670,114)	$ (826,670,114)
Cash Reserve Government Institutional Shares	(462,546,192)	(462,546,192)	(1,311,414,612)	(1,311,414,612)
		$ (800,410,535)		$ (2,138,084,726)
Net increase (decrease)
Cash Reserve Government Shares	(135,102,457)	$ (135,102,457)	114,074,969	$ 114,074,969
Cash Reserve Government Institutional Shares	(23,901,570)	(23,901,570)	(35,170,296)	(35,170,296)
		$ (159,004,027)		$ 78,904,673

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return*	Cash Reserve Government Shares	Cash Reserve Government Institutional Shares
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,000.05	$ 1,000.87
Expenses Paid per $1,000**	$ 2.14	$ 1.34
Hypothetical 5% Fund Return*
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,022.73	$ 1,023.52
Expenses Paid per $1,000**	$ 2.16	$ 1.36

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Cash Reserve Government Shares	Cash Reserve Government Institutional Shares
Deutsche Government Series	.43%	.27%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 64.5%
U.S. Government Sponsored Agencies 52.3%
Federal Farm Credit Bank:
0.46%*, 6/20/2017	75,000,000	75,000,000
0.517%*, 2/8/2017	15,000,000	15,000,000
0.522%*, 3/8/2017	40,000,000	39,998,548
0.523%*, 3/22/2017	94,000,000	93,996,391
0.529%*, 2/28/2017	130,000,000	129,997,759
0.558%*, 9/21/2017	80,000,000	80,000,000
0.568%*, 6/20/2018	40,000,000	40,000,000
0.574%*, 10/27/2017	100,000,000	100,000,000
0.617%*, 3/8/2018	30,000,000	29,997,391
Federal Home Loan Bank:
0.285%**, 7/7/2016	23,000,000	22,998,927
0.285%**, 7/14/2016	100,000,000	99,989,889
0.29%**, 7/6/2016	256,669,000	256,658,840
0.317%**, 8/5/2016	50,000,000	49,984,833
0.32%**, 8/10/2016	50,000,000	49,982,500
0.325%**, 8/1/2016	48,000,000	47,986,773
0.335%**, 8/2/2016	61,213,000	61,195,044
0.346%**, 7/29/2016	43,000,000	42,988,629
0.346%**, 8/15/2016	34,000,000	33,985,550
0.351%**, 7/8/2016	100,000,000	99,993,292
0.356%**, 7/13/2016	89,172,000	89,161,597
0.356%**, 7/15/2016	274,000,000	273,962,706
0.356%**, 7/18/2016	85,000,000	84,985,951
0.371%**, 8/4/2016	97,835,000	97,801,274
0.396%**, 9/7/2016	25,000,000	24,981,583
0.397%**, 7/15/2016	25,000,000	24,996,208
0.405%**, 9/7/2016	74,000,000	73,944,369
0.405%**, 9/9/2016	150,000,000	149,883,917
0.407%**, 7/1/2016	80,000,000	80,000,000
0.407%**, 7/11/2016	25,000,000	24,997,222
0.407%**, 9/9/2016	90,000,000	89,930,000
0.407%**, 9/21/2016	40,000,000	39,963,556
0.423%*, 8/26/2016	25,000,000	25,000,000
0.427%**, 7/12/2016	20,000,000	19,997,433
0.427%**, 9/26/2016	65,000,000	64,934,024
0.427%**, 9/27/2016	188,000,000	187,806,987
0.437%**, 10/31/2016	25,000,000	24,963,569
0.438%*, 8/18/2017	160,000,000	159,735,877
0.45%, 10/7/2016	35,000,000	34,997,870
0.458%**, 10/3/2016	50,000,000	49,941,250
0.458%**, 10/25/2016	150,000,000	149,782,500
0.458%**, 11/21/2016	20,000,000	19,964,250
0.46%*, 10/7/2016	7,500,000	7,500,000
0.463%**, 10/25/2016	150,000,000	149,780,084
0.472%**, 10/28/2016	50,000,000	49,923,311
0.473%**, 10/26/2016	60,000,000	59,909,325
0.485%**, 10/14/2016	248,750,000	248,403,927
0.507%*, 7/13/2016	40,600,000	40,600,000
0.517%*, 5/8/2017	25,000,000	25,000,000
0.518%*, 11/18/2016	50,000,000	50,000,000
0.522%*, 10/13/2016	200,000,000	199,996,915
0.528%*, 11/17/2017	126,550,000	126,490,218
0.554%*, 4/5/2017	100,000,000	100,000,000
0.558%*, 10/30/2017	50,000,000	49,997,040
0.559%**, 8/22/2016	15,000,000	14,988,083
0.572%*, 2/8/2017	85,000,000	84,997,506
0.644%*, 8/28/2017	285,000,000	284,966,717
Federal Home Loan Mortgage Corp.:
0.376%**, 10/4/2016	100,000,000	99,902,361
0.447%**, 11/2/2016	30,000,000	29,954,533
0.564%*, 12/21/2017	133,500,000	133,500,000
0.578%*, 7/21/2017	60,000,000	59,993,489
0.681%*, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336%**, 10/4/2016	135,000,000	134,882,438
0.468%*, 7/20/2017	80,000,000	79,995,737
0.594%*, 3/21/2018	100,000,000	100,031,268
0.597%*, 12/20/2017	40,000,000	40,000,000
		5,397,299,461
U.S. Treasury Obligations 12.2%
U.S. Treasury Bills:
0.286%**, 9/8/2016	200,000,000	199,892,283
0.29%**, 9/8/2016	156,710,000	156,624,397
0.346%**, 10/13/2016	100,000,000	99,901,778
0.356%**, 8/25/2016	100,000,000	99,946,528
U.S. Treasury Floating Rate Notes:
0.313%*, 10/31/2016	425,000,000	425,050,820
0.33%*, 7/31/2016	150,000,000	150,004,825
0.334%*, 4/30/2017	25,000,000	24,978,811
U.S. Treasury Notes, 0.875%, 9/15/2016	98,500,000	98,607,082
		1,255,006,524
Total Government & Agency Obligations (Cost $6,652,305,985)		6,652,305,985

Repurchase Agreements 29.6%
Federal Reserve Bank of New York, 0.25%, dated 6/30/2016, to be repurchased at $2,300,015,972 on 7/1/2016 (a)	2,300,000,000	2,300,000,000
HSBC Securities, Inc., 0.32%, dated 6/30/2016, to be repurchased at $50,000,444 on 7/1/2016 (b)	50,000,000	50,000,000
HSBC Securities, Inc., 0.36%, dated 6/30/2016, to be repurchased at $50,000,500 on 7/1/2016 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.42%, dated 6/30/2016, to be repurchased at $142,701,665 on 7/1/2016 (d)	142,700,000	142,700,000
Nomura Securities International, 0.42%, dated 6/30/2016, to be repurchased at $350,004,083 on 7/1/2016 (e)	350,000,000	350,000,000
Wells Fargo Bank, 0.43%, dated 6/30/2016, to be repurchased at $166,001,983 on 7/1/2016 (f)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $3,058,700,000)		3,058,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,711,005,985)†	94.1	9,711,005,985
Other Assets and Liabilities, Net	5.9	605,021,147
Net Assets	100.0	10,316,027,132

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $9,711,005,985.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,118,448,400	U.S. Treasury Notes	1.375–3.125	12/31/2018–8/15/2022	2,299,996,803
12,700	U.S. Treasury Bond	4.75	2/15/2037	19,178
Total Collateral Value				2,300,015,981

(b) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(c) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(d) Collateralized by $121,934,600 U.S. Treasury Bond, 3.125%, maturing on 8/15/2044 with a value of $145,554,042.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,337,313	Federal Home Loan Mortgage Corp.	3.5–5.0	1/1/2021– 7/1/2046	9,882,639
236,308,903	Federal National Mortgage Association	1.75–7.5	12/13/2019– 7/1/2046	242,880,062
50,821,104	Government National Mortgage Association	2.5–8.5	4/15/2027– 5/15/2046	55,205,933
48,998,600	U.S. Treasury Note	0.5	4/30/2017	49,031,566
Total Collateral Value				357,000,200

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,758,702	Federal Home Loan Mortgage Corp.	2.537–2.659	5/1/2026– 6/1/2046	24,661,662
139,153,955	Federal National Mortgage Association	2.57–3.5	6/1/2026– 6/1/2046	144,658,339
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 6,652,305,985	$ —	$ 6,652,305,985
Repurchase Agreements	—	3,058,700,000	—	3,058,700,000
Total	$ —	$ 9,711,005,985	$ —	$ 9,711,005,985

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$ 6,652,305,985
Repurchase agreements, valued at amortized cost	3,058,700,000
Investments in securities, at value (cost $9,711,005,985)	9,711,005,985
Cash	604,168,600
Interest receivable	1,559,441
Other assets	97,325
Total assets	10,316,831,351
Liabilities
Accrued management fee	275,527
Accrued Trustees' fees	7,052
Other accrued expenses and payables	521,640
Total liabilities	804,219
Net assets, at value	$ 10,316,027,132

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 31,626,723
Expenses: Management fee	8,665,894
Administration fee	2,123,197
Custodian fee	106,369
Professional fees	143,249
Reports to shareholders	14,476
Trustees' fees and expenses	489,540
Other	220,524
Total expenses before expense reductions	11,763,249
Expense reductions	(3,358,652)
Total expenses after expense reductions	8,404,597
Net investment income	23,222,126
Net realized gain (loss) from investments	935,920
Net increase (decrease) in net assets resulting from operations	$ 24,158,046

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 23,222,126	$ 21,078,050
Net realized gain (loss)	935,920	452,645
Net increase (decrease) in net assets resulting from operations	24,158,046	21,530,695
Capital transactions in shares of beneficial interest: Proceeds from capital invested	26,416,694,590	317,351,519,324
Value of capital withdrawn	(34,145,857,572)	(319,269,518,924)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,729,162,982)	(1,917,999,600)
Increase (decrease) in net assets	(7,705,004,936)	(1,896,468,905)
Net assets at beginning of period	18,021,032,068	19,917,500,973
Net assets at end of period	$ 10,316,027,132	$ 18,021,032,068

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,316	18,021	19,918	20,214	24,810	20,784
Ratio of expenses before expense reductions (%)	.17*	.17	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.12*	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.33*	.11	.05	.08	.14	.10
Total Return (%)[a,b]	.16**	.11	.05	.08	.14	.11

[a] Total return would have been lower had certain expenses not been reduced.

[b] Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2016, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional, Deutsche Government Series and Deutsche Government Money Market Series owned approximately 13%, 10%, 8% and 65%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2016, the Portfolio held repurchase agreements with a gross value of $3,058,700,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

For the period from January 1, 2016 through April 30, 2016, under the Investment Management Agreement, the Portfolio paid the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

Effective May 1, 2016, under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Portfolio's average daily net assets.

Effective May 20, 2016 through June 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2016, the Advisor waived a portion of its management fee aggregating $3,358,652, and the amount charged aggregated $5,307,242, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $2,123,197, of which $269,605 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $762, of which $515 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended June 30, 2016, the Portfolio engaged in securities purchases of $112,570,000 and securities sales of $47,775,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2016.

Other Information

Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund's voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Cash Reserve Fund – Prime Series (now known as Cash Reserve Fund — Deutsche Government Series) (the "Fund"), a series of Cash Reserve Fund, Inc., invests substantially all of its assets in Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund’s Board of Directors (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2015. The Portfolio’s Board of Trustees and the Fund’s Board of Directors are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Portfolio’s Trustees and the Fund’s Directors were independent of DIMA and its affiliates.

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Portfolio’s and the Fund’s Independent Trustees/Directors (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees/Directors regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees/Directors were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Cash Reserve Prime Institutional Shares (now known as Cash Reserve Government Institutional Shares)) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules and the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board considered that the Portfolio’s management fee would be reduced by 0.03% at all breakpoint levels if shareholders approve a proposal that would result in the Portfolio and the Fund being restructured into government money market funds. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were approximately the same as the median of the applicable Lipper expense universe for the Cash Reserve Prime Institutional Shares (now known as Cash Reserve Government Instututional Shares) (3rd quartile) and Cash Reserve Prime Shares (now known as Cash Reserve Government Shares) (3rd quartile). The Board noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio or the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees/Directors and counsel present. It is possible that individual Trustees/Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Considerations and Fee Evaluation of Amended Portfolio Advisory Agreement

The Board of Trustees, all members of which are Independent Trustees, approved an amended and restated investment management agreement (the "New IMA") with Deutsche Investment Management Americas, Inc. ("DIMA"), the investment advisor to the Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio"), at an in person meeting conducted in July 2015. DIMA proposed the New IMA as part of a proposal to restructure the Portfolio from a "prime money market fund" to a "government money market fund" under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As part of the restructuring proposal, DIMA proposed to amend and restate the current investment management agreement (the "Current IMA") with the Portfolio such that DIMA would receive a reduced management fee for its investment management services to the restructured Portfolio upon the effective date of the restructuring. The effective date of the restructuring was May 2, 2016. The Portfolio is a master fund in a master-feeder structure pursuant to which underlying feeder funds invest substantially all their assets in the Portfolio in order to achieve their investment objectives.

In connection with its review, the Board reviewed and considered materials regarding the restructuring proposal, including the New IMA, and met privately with counsel to review the proposal. The Board also was advised by its fee consultant.

In connection with its review of the New IMA, the Board noted that it approved the renewal of the Portfolio’s Current IMA in September 2014 and was in the process of considering renewal of the Portfolio’s Current IMA as part of the 2015 annual contract renewal process. In addition, the Board considered:

— With the exception of the management fee reduction, the terms of the New IMA were substantially the same as the terms of the Current IMA.

— DIMA’s statement that there would be no reduction in services to the Portfolio as a result of the management fee reduction.

— DIMA’s statement that the portfolio management team for the Portfolio would not change as a result of the restructuring of the Portfolio.

— Information on the Portfolio’s investment management fee schedule and total operating expense ratios of the underlying feeder funds, assuming implementation of the New IMA, including information on management fees and total net operating expense ratios of other government money market funds provided by DIMA using information from Morningstar Direct and Lipper Inc.

— The Portfolio’s management fee rate under the New IMA as compared to fees charged by DIMA to comparable funds.

Based on all of the information considered, the Board concluded that the management fees to be paid by the Portfolio under the New IMA were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by DIMA. The Board unanimously determined that approval of the New IMA is in the best interests of the Portfolio, and approved the New IMA. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New IMA.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

June 30, 2016

Semiannual Report
to Shareholders

Deutsche Government Cash Reserves Fund Institutional

(formerly Cash Reserves Fund Institutional)

Contents

Deutsche Government Cash Reserves Fund Institutional

3 Portfolio Summary

6 Statement of Assets and Liabilities

7 Statement of Operations

8 Statement of Changes in Net Assets

9 Financial Highlights

10 Notes to Financial Statements

14 Information About Your Fund's Expenses

Government Cash Management Portfolio

17 Investment Portfolio

22 Statement of Assets and Liabilities

23 Statement of Operations

24 Statement of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

31 Advisory Agreement Board Considerations and Fee Evaluation

37 Account Management Resources

39 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investment in Government Cash Management Portfolio, at value	$ 1,003,367,607
Receivable for Fund shares sold	868,689
Due from Advisor	16,314
Other assets	16,177
Total assets	1,004,268,787
Liabilities
Payable for Fund shares redeemed	23,872
Distributions payable	5,258
Accrued Trustees' fees	1,344
Other accrued expenses and payables	159,735
Total liabilities	190,209
Net assets, at value	$ 1,004,078,578
Net Assets Consist of
Undistributed net investment income	2,690
Accumulated net realized gain (loss)	(106,912)
Paid-in capital	1,004,182,800
Net assets, at value	$ 1,004,078,578
Net Asset Value
Net Asset Value, offering and redemption price per share ($1,004,078,578 ÷ 1,004,395,219 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income and expenses allocated from Government Cash Management Portfolio: Interest	$ 3,478,745
Expenses*	(931,027)
Net investment income allocated from Government Cash Management Portfolio	2,547,718
Expenses: Administration fee	778,200
Services to shareholders	42,668
Service fees	35,056
Professional fees	24,859
Reports to shareholders	14,521
Registration fees	12,865
Trustees' fees and expenses	3,999
Other	8,262
Total expenses before expense reductions	920,430
Expense reductions	(217,233)
Total expenses after expense reductions	703,197
Net investment income	1,844,521
Net realized gain (loss) allocated from Government Cash Management Portfolio	103,824
Net increase (decrease) in net assets resulting from operations	$ 1,948,345

* Net of $369,375 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 1,844,521	$ 568,797
Net realized gain (loss)	103,824	25,634
Net increase (decrease) in net assets resulting from operations	1,948,345	594,431
Distributions to shareholders from: Net investment income	(1,841,831)	(571,441)
Fund share transactions: Proceeds from shares sold	6,579,985,789	18,992,375,113
Reinvestment of distributions	1,359,215	438,877
Payments for shares redeemed	(7,504,419,136)	(18,074,412,334)
Net increase (decrease) in net assets from Fund share transactions	(923,074,132)	918,401,656
Increase (decrease) in net assets	(922,967,618)	918,424,646
Net assets at beginning of period	1,927,046,196	1,008,621,550
Net assets at end of period (including undistributed net investment income of $2,690 and $0, respectively)	$ 1,004,078,578	$ 1,927,046,196
Other Information
Shares outstanding at beginning of period	1,927,469,351	1,009,067,695
Shares sold	6,579,985,789	18,992,375,113
Shares issued to shareholders in reinvestment of distributions	1,359,215	438,877
Shares redeemed	(7,504,419,136)	(18,074,412,334)
Net increase (decrease) in Fund shares	(923,074,132)	918,401,656
Shares outstanding at end of period	1,004,395,219	1,927,469,351

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.001	.000***	.000***	.000***	.001	.000***
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.001	.000***	.000***	.000***	.001	.000***
Less distributions from: Net investment income	(.001)	(.000)***	(.000)***	(.000)***	(.001)	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.11**	.04	.01	.02	.07	.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,004	1,927	1,009	1,367	1,657	1,993
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.29*	.28	.28	.27	.28	.28
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.21*	.21	.18	.20	.21	.21
Ratio of net investment income (%)	.24*	.04	.01	.02	.07	.05
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Government Cash Reserves Fund Institutional (formerly Cash Reserves Fund Institutional) (the "Fund") is a diversified series of Deutsche Money Market Trust (formerly DWS Money Market Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2016, the Fund owned approximately 10% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $211,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2016 through April 30, 2017, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.21% of the Fund's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

For the six months ended June 30, 2016, the Administration Fee was $778,200, of which $143,333 was waived and $111,736 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DSC aggregated $38,844, all of which was waived.

Shareholder Servicing Fee. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2016, the Service Fee was as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Reserves Fund Institutional	$ 35,056	$ 35,056.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in Statement of Operations under "Reports to shareholders" aggregated $8,939, of which $8,463 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2016, there were three shareholder accounts that held approximately 23%, 12% and 12% of the outstanding shares of the Fund, respectively.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return*
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,001.15
Expenses Paid per $1,000*	$ 1.04
Hypothetical 5% Fund Return
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,023.82
Expenses Paid per $1,000*	$ 1.06

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Deutsche Government Cash Reserves Fund Institutional	.21%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 64.5%
U.S. Government Sponsored Agencies 52.3%
Federal Farm Credit Bank:
0.46%*, 6/20/2017	75,000,000	75,000,000
0.517%*, 2/8/2017	15,000,000	15,000,000
0.522%*, 3/8/2017	40,000,000	39,998,548
0.523%*, 3/22/2017	94,000,000	93,996,391
0.529%*, 2/28/2017	130,000,000	129,997,759
0.558%*, 9/21/2017	80,000,000	80,000,000
0.568%*, 6/20/2018	40,000,000	40,000,000
0.574%*, 10/27/2017	100,000,000	100,000,000
0.617%*, 3/8/2018	30,000,000	29,997,391
Federal Home Loan Bank:
0.285%**, 7/7/2016	23,000,000	22,998,927
0.285%**, 7/14/2016	100,000,000	99,989,889
0.29%**, 7/6/2016	256,669,000	256,658,840
0.317%**, 8/5/2016	50,000,000	49,984,833
0.32%**, 8/10/2016	50,000,000	49,982,500
0.325%**, 8/1/2016	48,000,000	47,986,773
0.335%**, 8/2/2016	61,213,000	61,195,044
0.346%**, 7/29/2016	43,000,000	42,988,629
0.346%**, 8/15/2016	34,000,000	33,985,550
0.351%**, 7/8/2016	100,000,000	99,993,292
0.356%**, 7/13/2016	89,172,000	89,161,597
0.356%**, 7/15/2016	274,000,000	273,962,706
0.356%**, 7/18/2016	85,000,000	84,985,951
0.371%**, 8/4/2016	97,835,000	97,801,274
0.396%**, 9/7/2016	25,000,000	24,981,583
0.397%**, 7/15/2016	25,000,000	24,996,208
0.405%**, 9/7/2016	74,000,000	73,944,369
0.405%**, 9/9/2016	150,000,000	149,883,917
0.407%**, 7/1/2016	80,000,000	80,000,000
0.407%**, 7/11/2016	25,000,000	24,997,222
0.407%**, 9/9/2016	90,000,000	89,930,000
0.407%**, 9/21/2016	40,000,000	39,963,556
0.423%*, 8/26/2016	25,000,000	25,000,000
0.427%**, 7/12/2016	20,000,000	19,997,433
0.427%**, 9/26/2016	65,000,000	64,934,024
0.427%**, 9/27/2016	188,000,000	187,806,987
0.437%**, 10/31/2016	25,000,000	24,963,569
0.438%*, 8/18/2017	160,000,000	159,735,877
0.45%, 10/7/2016	35,000,000	34,997,870
0.458%**, 10/3/2016	50,000,000	49,941,250
0.458%**, 10/25/2016	150,000,000	149,782,500
0.458%**, 11/21/2016	20,000,000	19,964,250
0.46%*, 10/7/2016	7,500,000	7,500,000
0.463%**, 10/25/2016	150,000,000	149,780,084
0.472%**, 10/28/2016	50,000,000	49,923,311
0.473%**, 10/26/2016	60,000,000	59,909,325
0.485%**, 10/14/2016	248,750,000	248,403,927
0.507%*, 7/13/2016	40,600,000	40,600,000
0.517%*, 5/8/2017	25,000,000	25,000,000
0.518%*, 11/18/2016	50,000,000	50,000,000
0.522%*, 10/13/2016	200,000,000	199,996,915
0.528%*, 11/17/2017	126,550,000	126,490,218
0.554%*, 4/5/2017	100,000,000	100,000,000
0.558%*, 10/30/2017	50,000,000	49,997,040
0.559%**, 8/22/2016	15,000,000	14,988,083
0.572%*, 2/8/2017	85,000,000	84,997,506
0.644%*, 8/28/2017	285,000,000	284,966,717
Federal Home Loan Mortgage Corp.:
0.376%**, 10/4/2016	100,000,000	99,902,361
0.447%**, 11/2/2016	30,000,000	29,954,533
0.564%*, 12/21/2017	133,500,000	133,500,000
0.578%*, 7/21/2017	60,000,000	59,993,489
0.681%*, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336%**, 10/4/2016	135,000,000	134,882,438
0.468%*, 7/20/2017	80,000,000	79,995,737
0.594%*, 3/21/2018	100,000,000	100,031,268
0.597%*, 12/20/2017	40,000,000	40,000,000
		5,397,299,461
U.S. Treasury Obligations 12.2%
U.S. Treasury Bills:
0.286%**, 9/8/2016	200,000,000	199,892,283
0.29%**, 9/8/2016	156,710,000	156,624,397
0.346%**, 10/13/2016	100,000,000	99,901,778
0.356%**, 8/25/2016	100,000,000	99,946,528
U.S. Treasury Floating Rate Notes:
0.313%*, 10/31/2016	425,000,000	425,050,820
0.33%*, 7/31/2016	150,000,000	150,004,825
0.334%*, 4/30/2017	25,000,000	24,978,811
U.S. Treasury Notes, 0.875%, 9/15/2016	98,500,000	98,607,082
		1,255,006,524
Total Government & Agency Obligations (Cost $6,652,305,985)		6,652,305,985

Repurchase Agreements 29.6%
Federal Reserve Bank of New York, 0.25%, dated 6/30/2016, to be repurchased at $2,300,015,972 on 7/1/2016 (a)	2,300,000,000	2,300,000,000
HSBC Securities, Inc., 0.32%, dated 6/30/2016, to be repurchased at $50,000,444 on 7/1/2016 (b)	50,000,000	50,000,000
HSBC Securities, Inc., 0.36%, dated 6/30/2016, to be repurchased at $50,000,500 on 7/1/2016 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.42%, dated 6/30/2016, to be repurchased at $142,701,665 on 7/1/2016 (d)	142,700,000	142,700,000
Nomura Securities International, 0.42%, dated 6/30/2016, to be repurchased at $350,004,083 on 7/1/2016 (e)	350,000,000	350,000,000
Wells Fargo Bank, 0.43%, dated 6/30/2016, to be repurchased at $166,001,983 on 7/1/2016 (f)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $3,058,700,000)		3,058,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,711,005,985)†	94.1	9,711,005,985
Other Assets and Liabilities, Net	5.9	605,021,147
Net Assets	100.0	10,316,027,132

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $9,711,005,985.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,118,448,400	U.S. Treasury Notes	1.375–3.125	12/31/2018–8/15/2022	2,299,996,803
12,700	U.S. Treasury Bond	4.75	2/15/2037	19,178
Total Collateral Value				2,300,015,981

(b) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(c) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(d) Collateralized by $121,934,600 U.S. Treasury Bond, 3.125%, maturing on 8/15/2044 with a value of $145,554,042.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,337,313	Federal Home Loan Mortgage Corp.	3.5–5.0	1/1/2021– 7/1/2046	9,882,639
236,308,903	Federal National Mortgage Association	1.75–7.5	12/13/2019– 7/1/2046	242,880,062
50,821,104	Government National Mortgage Association	2.5–8.5	4/15/2027– 5/15/2046	55,205,933
48,998,600	U.S. Treasury Note	0.5	4/30/2017	49,031,566
Total Collateral Value				357,000,200

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,758,702	Federal Home Loan Mortgage Corp.	2.537–2.659	5/1/2026– 6/1/2046	24,661,662
139,153,955	Federal National Mortgage Association	2.57–3.5	6/1/2026– 6/1/2046	144,658,339
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 6,652,305,985	$ —	$ 6,652,305,985
Repurchase Agreements	—	3,058,700,000	—	3,058,700,000
Total	$ —	$ 9,711,005,985	$ —	$ 9,711,005,985

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$ 6,652,305,985
Repurchase agreements, valued at amortized cost	3,058,700,000
Investments in securities, at value (cost $9,711,005,985)	9,711,005,985
Cash	604,168,600
Interest receivable	1,559,441
Other assets	97,325
Total assets	10,316,831,351
Liabilities
Accrued management fee	275,527
Accrued Trustees' fees	7,052
Other accrued expenses and payables	521,640
Total liabilities	804,219
Net assets, at value	$ 10,316,027,132

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 31,626,723
Expenses: Management fee	8,665,894
Administration fee	2,123,197
Custodian fee	106,369
Professional fees	143,249
Reports to shareholders	14,476
Trustees' fees and expenses	489,540
Other	220,524
Total expenses before expense reductions	11,763,249
Expense reductions	(3,358,652)
Total expenses after expense reductions	8,404,597
Net investment income	23,222,126
Net realized gain (loss) from investments	935,920
Net increase (decrease) in net assets resulting from operations	$ 24,158,046

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 23,222,126	$ 21,078,050
Net realized gain (loss)	935,920	452,645
Net increase (decrease) in net assets resulting from operations	24,158,046	21,530,695
Capital transactions in shares of beneficial interest: Proceeds from capital invested	26,416,694,590	317,351,519,324
Value of capital withdrawn	(34,145,857,572)	(319,269,518,924)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,729,162,982)	(1,917,999,600)
Increase (decrease) in net assets	(7,705,004,936)	(1,896,468,905)
Net assets at beginning of period	18,021,032,068	19,917,500,973
Net assets at end of period	$ 10,316,027,132	$ 18,021,032,068

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,316	18,021	19,918	20,214	24,810	20,784
Ratio of expenses before expense reductions (%)	.17*	.17	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.12*	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.33*	.11	.05	.08	.14	.10
Total Return (%)[a,b]	.16**	.11	.05	.08	.14	.11

[a] Total return would have been lower had certain expenses not been reduced.

[b] Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2016, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional, Deutsche Government Series and Deutsche Government Money Market Series owned approximately 13%, 10%, 8% and 65%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2016, the Portfolio held repurchase agreements with a gross value of $3,058,700,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

For the period from January 1, 2016 through April 30, 2016, under the Investment Management Agreement, the Portfolio paid the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

Effective May 1, 2016, under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Portfolio's average daily net assets.

Effective May 20, 2016 through June 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2016, the Advisor waived a portion of its management fee aggregating $3,358,652, and the amount charged aggregated $5,307,242, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $2,123,197, of which $269,605 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $762, of which $515 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended June 30, 2016, the Portfolio engaged in securities purchases of $112,570,000 and securities sales of $47,775,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2016.

Advisory Agreement Board Considerations and Fee Evaluation

Cash Reserves Fund Institutional (now known as Deutsche Government Cash Reserves Fund Institutional) (the "Fund"), a series of DWS Money Market Trust (now known as Deutsche Money Market Trust), invests substantially all of its assets in Cash Management Portfolio (now known as Deutsche Government Cash Managed Portfolio) (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2015. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Portfolio’s and the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Institutional Class shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules and the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board considered that the Portfolio’s management fee would be reduced by 0.03% at all breakpoint levels if shareholders approve a proposal that would result in the Portfolio and the Fund being restructured into government money market funds. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Lipper expense universe for Institutional Class shares (2nd quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio or the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Considerations and Fee Evaluation of Amended Portfolio Advisory Agreement

The Board of Trustees, all members of which are Independent Trustees, approved an amended and restated investment management agreement (the "New IMA") with Deutsche Investment Management Americas, Inc. ("DIMA"), the investment advisor to the Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio"), at an in person meeting conducted in July 2015. DIMA proposed the New IMA as part of a proposal to restructure the Portfolio from a "prime money market fund" to a "government money market fund" under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As part of the restructuring proposal, DIMA proposed to amend and restate the current investment management agreement (the "Current IMA") with the Portfolio such that DIMA would receive a reduced management fee for its investment management services to the restructured Portfolio upon the effective date of the restructuring. The effective date of the restructuring was May 2, 2016. The Portfolio is a master fund in a master-feeder structure pursuant to which underlying feeder funds invest substantially all their assets in the Portfolio in order to achieve their investment objectives.

In connection with its review, the Board reviewed and considered materials regarding the restructuring proposal, including the New IMA, and met privately with counsel to review the proposal. The Board also was advised by its fee consultant.

In connection with its review of the New IMA, the Board noted that it approved the renewal of the Portfolio’s Current IMA in September 2014 and was in the process of considering renewal of the Portfolio’s Current IMA as part of the 2015 annual contract renewal process. In addition, the Board considered:

— With the exception of the management fee reduction, the terms of the New IMA were substantially the same as the terms of the Current IMA.

— DIMA’s statement that there would be no reduction in services to the Portfolio as a result of the management fee reduction.

— DIMA’s statement that the portfolio management team for the Portfolio would not change as a result of the restructuring of the Portfolio.

— Information on the Portfolio’s investment management fee schedule and total operating expense ratios of the underlying feeder funds, assuming implementation of the New IMA, including information on management fees and total net operating expense ratios of other government money market funds provided by DIMA using information from Morningstar Direct and Lipper Inc.

— The Portfolio’s management fee rate under the New IMA as compared to fees charged by DIMA to comparable funds.

Based on all of the information considered, the Board concluded that the management fees to be paid by the Portfolio under the New IMA were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by DIMA. The Board unanimously determined that approval of the New IMA is in the best interests of the Portfolio, and approved the New IMA. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New IMA.

Account Management Resources

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Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Nasdaq Symbol	BIRXX
CUSIP Number	25160K 405
Fund Number	500

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

June 30, 2016

Semiannual Report
to Shareholders

Deutsche Government Money Market Series

(formerly Deutsche Money Market Series)

Contents

Deutsche Government Money Market Series

3 Portfolio Summary

6 Statement of Assets and Liabilities

7 Statement of Operations

8 Statement of Changes in Net Assets

9 Financial Highlights

10 Notes to Financial Statements

14 Information About Your Fund's Expenses

Government Cash Management Portfolio

17 Investment Portfolio

22 Statement of Assets and Liabilities

23 Statement of Operations

24 Statement of Changes in Net Assets

25 Financial Highlights

26 Notes to Financial Statements

31 Advisory Agreement Board Considerations and Fee Evaluation

39 Account Management Resources

41 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investment in Government Cash Management Portfolio, at value	$ 6,741,100,805
Receivable for Fund shares sold	163,097
Due from Advisor	27,207
Other assets	11,844
Total assets	6,741,302,953
Liabilities
Payable for Fund shares redeemed	107,729
Distributions payable	402,932
Accrued Trustees' fees	1,703
Other accrued expenses and payables	57,369
Total liabilities	569,733
Net assets, at value	$ 6,740,733,220
Net Assets Consist of
Undistributed net investment income	17,234
Accumulated net realized gain (loss)	262,656
Paid-in capital	6,740,453,330
Net assets, at value	$ 6,740,733,220
Net Asset Value

Institutional Shares

Net Asset Value, offering and redemption price per share ($6,740,733,220 ÷ 6,741,159,902 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income and expenses allocated from Government Cash Management Portfolio: Interest	$ 22,066,741
Expenses*	(5,849,565)
Net investment Income allocated from Government Cash Management Portfolio	16,217,176
Expenses: Administration fee	4,926,199
Services to shareholders	496,713
Professional fees	25,850
Reports to shareholders	20,086
Registration fees	17,005
Trustees' fees and expenses	5,574
Other	56,866
Total expenses before expense reductions	5,548,293
Expense reductions	(5,548,293)
Total expenses after expense reductions	—
Net investment income	16,217,176
Net realized gain (loss) allocated from Government Cash Management Portfolio	633,823
Net increase (decrease) in net assets resulting from operations	$ 16,850,999

* Net of $2,338,238 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 16,217,176	$ 16,365,820
Net realized gain (loss)	633,823	368,189
Net increase (decrease) in net assets resulting from operations	16,850,999	16,734,009
Distributions to shareholders from: Net investment income: Institutional Shares	(16,199,942)	(16,383,174)
Fund share transactions: Proceeds from shares sold	88,201,957,180	283,170,126,606
Reinvestment of distributions	10,646,643	9,905,267
Payments for shares redeemed	(93,899,718,738)	(287,511,215,903)
Net increase (decrease) in net assets from Fund share transactions	(5,687,114,915)	(4,331,184,030)
Increase (decrease) in net assets	(5,686,463,858)	(4,330,833,195)
Net assets at beginning of period	12,427,197,078	16,758,030,273
Net assets at end of period (including undistributed net investment income of $17,234 and $0, respectively)	$ 6,740,733,220	$ 12,427,197,078
Other Information
Shares outstanding at beginning of period	12,428,274,817	16,759,458,847
Shares sold	88,201,957,180	283,170,126,606
Shares issued to shareholders in reinvestment of distributions	10,646,643	9,905,267
Shares redeemed	(93,899,718,738)	(287,511,215,903)
Net increase (decrease) in Fund shares	(5,687,114,915)	(4,331,184,030)
Shares outstanding at end of period	6,741,159,902	12,428,274,817

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares
Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.002	.001	.000***	.001	.001	.001
Net realized gain (loss)	.000***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.002	.001	.000***	.001	.001	.001
Less distributions from: Net investment income	(.002)	(.001)	(.000)***	(.001)	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.16**	.11	.05	.08	.15	.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6,741	12,427	16,758	15,979	19,293	14,887
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.28*	.28	.27	.27	.27	.27
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.12*	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.33*	.11	.05	.08	.14	.10
[a] Total returns would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Government Money Market Series (formerly Deutsche Money Market Series) (the "Fund") is a diversified investment portfolio of Deutsche Money Market Trust (formerly DWS Money Market Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2016, the Fund owned approximately 65% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $369,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2018, the expiration date, whichever occurs first.

From November 1, 2015 through December 31, 2015, the Fund elects to defer qualified late year losses of approximately $2,500 of net short-term realized capital losses, and treat them as arising in the fiscal year ending December 31, 2016.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal periods/years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:

First $3 billion of the Fund's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2016 through April 30, 2017, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, for the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Fund's average daily net assets.

Effective May 20, 2016 through June 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Fund's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2016, the Administration Fee was $4,926,199, all of which was waived.

In addition, the Advisor reimbursed $168,281 of other expenses.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems. Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC aggregated $452,871, all of which was waived.

For the six months ended June 30, 2016, the Advisor reimbursed the Fund $942 of sub-recordkeeping expense.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,930, of which $8,460 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2016, there was one shareholder account that held approximately 14% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,001.62
Expenses Paid per $1,000**	$ .60
Hypothetical 5% Fund Return*	Institutional Shares
Beginning Account Value 1/1/16	$ 1,000.00
Ending Account Value 6/30/16	$ 1,024.27
Expenses Paid per $1,000**	$ .60

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Institutional Shares
Deutsche Government Money Market Series	.12%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 64.5%
U.S. Government Sponsored Agencies 52.3%
Federal Farm Credit Bank:
0.46%*, 6/20/2017	75,000,000	75,000,000
0.517%*, 2/8/2017	15,000,000	15,000,000
0.522%*, 3/8/2017	40,000,000	39,998,548
0.523%*, 3/22/2017	94,000,000	93,996,391
0.529%*, 2/28/2017	130,000,000	129,997,759
0.558%*, 9/21/2017	80,000,000	80,000,000
0.568%*, 6/20/2018	40,000,000	40,000,000
0.574%*, 10/27/2017	100,000,000	100,000,000
0.617%*, 3/8/2018	30,000,000	29,997,391
Federal Home Loan Bank:
0.285%**, 7/7/2016	23,000,000	22,998,927
0.285%**, 7/14/2016	100,000,000	99,989,889
0.29%**, 7/6/2016	256,669,000	256,658,840
0.317%**, 8/5/2016	50,000,000	49,984,833
0.32%**, 8/10/2016	50,000,000	49,982,500
0.325%**, 8/1/2016	48,000,000	47,986,773
0.335%**, 8/2/2016	61,213,000	61,195,044
0.346%**, 7/29/2016	43,000,000	42,988,629
0.346%**, 8/15/2016	34,000,000	33,985,550
0.351%**, 7/8/2016	100,000,000	99,993,292
0.356%**, 7/13/2016	89,172,000	89,161,597
0.356%**, 7/15/2016	274,000,000	273,962,706
0.356%**, 7/18/2016	85,000,000	84,985,951
0.371%**, 8/4/2016	97,835,000	97,801,274
0.396%**, 9/7/2016	25,000,000	24,981,583
0.397%**, 7/15/2016	25,000,000	24,996,208
0.405%**, 9/7/2016	74,000,000	73,944,369
0.405%**, 9/9/2016	150,000,000	149,883,917
0.407%**, 7/1/2016	80,000,000	80,000,000
0.407%**, 7/11/2016	25,000,000	24,997,222
0.407%**, 9/9/2016	90,000,000	89,930,000
0.407%**, 9/21/2016	40,000,000	39,963,556
0.423%*, 8/26/2016	25,000,000	25,000,000
0.427%**, 7/12/2016	20,000,000	19,997,433
0.427%**, 9/26/2016	65,000,000	64,934,024
0.427%**, 9/27/2016	188,000,000	187,806,987
0.437%**, 10/31/2016	25,000,000	24,963,569
0.438%*, 8/18/2017	160,000,000	159,735,877
0.45%, 10/7/2016	35,000,000	34,997,870
0.458%**, 10/3/2016	50,000,000	49,941,250
0.458%**, 10/25/2016	150,000,000	149,782,500
0.458%**, 11/21/2016	20,000,000	19,964,250
0.46%*, 10/7/2016	7,500,000	7,500,000
0.463%**, 10/25/2016	150,000,000	149,780,084
0.472%**, 10/28/2016	50,000,000	49,923,311
0.473%**, 10/26/2016	60,000,000	59,909,325
0.485%**, 10/14/2016	248,750,000	248,403,927
0.507%*, 7/13/2016	40,600,000	40,600,000
0.517%*, 5/8/2017	25,000,000	25,000,000
0.518%*, 11/18/2016	50,000,000	50,000,000
0.522%*, 10/13/2016	200,000,000	199,996,915
0.528%*, 11/17/2017	126,550,000	126,490,218
0.554%*, 4/5/2017	100,000,000	100,000,000
0.558%*, 10/30/2017	50,000,000	49,997,040
0.559%**, 8/22/2016	15,000,000	14,988,083
0.572%*, 2/8/2017	85,000,000	84,997,506
0.644%*, 8/28/2017	285,000,000	284,966,717
Federal Home Loan Mortgage Corp.:
0.376%**, 10/4/2016	100,000,000	99,902,361
0.447%**, 11/2/2016	30,000,000	29,954,533
0.564%*, 12/21/2017	133,500,000	133,500,000
0.578%*, 7/21/2017	60,000,000	59,993,489
0.681%*, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336%**, 10/4/2016	135,000,000	134,882,438
0.468%*, 7/20/2017	80,000,000	79,995,737
0.594%*, 3/21/2018	100,000,000	100,031,268
0.597%*, 12/20/2017	40,000,000	40,000,000
		5,397,299,461
U.S. Treasury Obligations 12.2%
U.S. Treasury Bills:
0.286%**, 9/8/2016	200,000,000	199,892,283
0.29%**, 9/8/2016	156,710,000	156,624,397
0.346%**, 10/13/2016	100,000,000	99,901,778
0.356%**, 8/25/2016	100,000,000	99,946,528
U.S. Treasury Floating Rate Notes:
0.313%*, 10/31/2016	425,000,000	425,050,820
0.33%*, 7/31/2016	150,000,000	150,004,825
0.334%*, 4/30/2017	25,000,000	24,978,811
U.S. Treasury Notes, 0.875%, 9/15/2016	98,500,000	98,607,082
		1,255,006,524
Total Government & Agency Obligations (Cost $6,652,305,985)		6,652,305,985

Repurchase Agreements 29.6%
Federal Reserve Bank of New York, 0.25%, dated 6/30/2016, to be repurchased at $2,300,015,972 on 7/1/2016 (a)	2,300,000,000	2,300,000,000
HSBC Securities, Inc., 0.32%, dated 6/30/2016, to be repurchased at $50,000,444 on 7/1/2016 (b)	50,000,000	50,000,000
HSBC Securities, Inc., 0.36%, dated 6/30/2016, to be repurchased at $50,000,500 on 7/1/2016 (c)	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 0.42%, dated 6/30/2016, to be repurchased at $142,701,665 on 7/1/2016 (d)	142,700,000	142,700,000
Nomura Securities International, 0.42%, dated 6/30/2016, to be repurchased at $350,004,083 on 7/1/2016 (e)	350,000,000	350,000,000
Wells Fargo Bank, 0.43%, dated 6/30/2016, to be repurchased at $166,001,983 on 7/1/2016 (f)	166,000,000	166,000,000
Total Repurchase Agreements (Cost $3,058,700,000)		3,058,700,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $9,711,005,985)†	94.1	9,711,005,985
Other Assets and Liabilities, Net	5.9	605,021,147
Net Assets	100.0	10,316,027,132

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $9,711,005,985.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,118,448,400	U.S. Treasury Notes	1.375–3.125	12/31/2018–8/15/2022	2,299,996,803
12,700	U.S. Treasury Bond	4.75	2/15/2037	19,178
Total Collateral Value				2,300,015,981

(b) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(c) Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.

(d) Collateralized by $121,934,600 U.S. Treasury Bond, 3.125%, maturing on 8/15/2044 with a value of $145,554,042.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,337,313	Federal Home Loan Mortgage Corp.	3.5–5.0	1/1/2021– 7/1/2046	9,882,639
236,308,903	Federal National Mortgage Association	1.75–7.5	12/13/2019– 7/1/2046	242,880,062
50,821,104	Government National Mortgage Association	2.5–8.5	4/15/2027– 5/15/2046	55,205,933
48,998,600	U.S. Treasury Note	0.5	4/30/2017	49,031,566
Total Collateral Value				357,000,200

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,758,702	Federal Home Loan Mortgage Corp.	2.537–2.659	5/1/2026– 6/1/2046	24,661,662
139,153,955	Federal National Mortgage Association	2.57–3.5	6/1/2026– 6/1/2046	144,658,339
Total Collateral Value				169,320,001

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 6,652,305,985	$ —	$ 6,652,305,985
Repurchase Agreements	—	3,058,700,000	—	3,058,700,000
Total	$ —	$ 9,711,005,985	$ —	$ 9,711,005,985

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(g) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$ 6,652,305,985
Repurchase agreements, valued at amortized cost	3,058,700,000
Investments in securities, at value (cost $9,711,005,985)	9,711,005,985
Cash	604,168,600
Interest receivable	1,559,441
Other assets	97,325
Total assets	10,316,831,351
Liabilities
Accrued management fee	275,527
Accrued Trustees' fees	7,052
Other accrued expenses and payables	521,640
Total liabilities	804,219
Net assets, at value	$ 10,316,027,132

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 31,626,723
Expenses: Management fee	8,665,894
Administration fee	2,123,197
Custodian fee	106,369
Professional fees	143,249
Reports to shareholders	14,476
Trustees' fees and expenses	489,540
Other	220,524
Total expenses before expense reductions	11,763,249
Expense reductions	(3,358,652)
Total expenses after expense reductions	8,404,597
Net investment income	23,222,126
Net realized gain (loss) from investments	935,920
Net increase (decrease) in net assets resulting from operations	$ 24,158,046

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 23,222,126	$ 21,078,050
Net realized gain (loss)	935,920	452,645
Net increase (decrease) in net assets resulting from operations	24,158,046	21,530,695
Capital transactions in shares of beneficial interest: Proceeds from capital invested	26,416,694,590	317,351,519,324
Value of capital withdrawn	(34,145,857,572)	(319,269,518,924)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,729,162,982)	(1,917,999,600)
Increase (decrease) in net assets	(7,705,004,936)	(1,896,468,905)
Net assets at beginning of period	18,021,032,068	19,917,500,973
Net assets at end of period	$ 10,316,027,132	$ 18,021,032,068

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 6/30/16 (Unaudited)		Years Ended December 31,
		2015	2014	2013	2012	2011
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,316	18,021	19,918	20,214	24,810	20,784
Ratio of expenses before expense reductions (%)	.17*	.17	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.12*	.14	.14	.14	.14	.15
Ratio of net investment income (%)	.33*	.11	.05	.08	.14	.10
Total Return (%)[a,b]	.16**	.11	.05	.08	.14	.11

[a] Total return would have been lower had certain expenses not been reduced.

[b] Total return for the Portfolio was derived from the performance of Deutsche Government Cash Reserves Fund Institutional.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2016, Deutsche Government Cash Management Fund, Deutsche Government Cash Reserves Fund Institutional, Deutsche Government Series and Deutsche Government Money Market Series owned approximately 13%, 10%, 8% and 65%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2016, the Portfolio held repurchase agreements with a gross value of $3,058,700,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

For the period from January 1, 2016 through April 30, 2016, under the Investment Management Agreement, the Portfolio paid the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

Effective May 1, 2016, under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

For the period from January 1, 2016 through February 28, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets.

For the period from February 29, 2016 through May 19, 2016, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% of the Portfolio's average daily net assets.

Effective May 20, 2016 through June 30, 2016, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.09% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2016, the Advisor waived a portion of its management fee aggregating $3,358,652, and the amount charged aggregated $5,307,242, which was equivalent to an annualized effective rate of 0.07%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $2,123,197, of which $269,605 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2016, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $762, of which $515 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended June 30, 2016, the Portfolio engaged in securities purchases of $112,570,000 and securities sales of $47,775,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2016.

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Money Market Series (now known as Deutsche Government Money Market Series) (the "Fund"), a series of DWS Money Market Trust (now known as Deutsche Money Market Trust), invests substantially all of its assets in Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio") in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2015. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Portfolio’s and the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Institutional Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules and the Fund’s operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board considered that the Portfolio’s management fee would be reduced by 0.03% at all breakpoint levels if shareholders approve a proposal that would result in the Portfolio and the Fund being restructured into government money market funds. The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Lipper expense universe for Institutional Shares (1st quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Portfolio and the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Portfolio or the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Considerations and Fee Evaluation of Amended Advisory Agreement

The Board of Trustees, all members of which are Independent Trustees, approved an amended and restated investment management agreement (the "New IMA") with Deutsche Investment Management Americas, Inc. ("DIMA"), the investment advisor to the Deutsche Money Market Series (now known as Deutsche Government Money Market Series) (the "Fund"), at an in person meeting conducted in July 2015. DIMA proposed the New IMA as part of a proposal to restructure the Fund from a "prime money market fund" to a "government money market fund" under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. The Fund is a feeder fund in a master-feeder structure and invests all of its assets in a master fund, the Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio"), in order to achieve its investment objective. The Fund had a separate management fee under its current investment management agreement (the "Current IMA"), but under the Current IMA, no management fee was paid directly by the Fund if substantially all of the Fund’s assets are invested in the Portfolio. As part of the restructuring proposal, DIMA proposed to amend and restate the Current IMA with the Fund to reduce the management fee that would be paid to DIMA if the Fund were no longer to invest substantially all its assets in the Portfolio. DIMA also proposed to restructure the Portfolio from a prime money market fund to a government money market fund and to reduce the Portfolio’s management fee. The New IMA would be effective upon the effective date of the restructuring of the Fund and the Portfolio. The effective date of the restructuring was May 2, 2016.

In connection with its review, the Board reviewed and considered materials regarding the restructuring proposal, including the New IMA, and met privately with counsel to review the proposal. The Board also was advised by its fee consultant.

In connection with its review of the New IMA, the Board noted that it approved the renewal of the Fund’s Current IMA in September 2014 and was in the process of considering renewal of the Fund’s Current IMA as part of the 2015 annual contract renewal process. In addition, the Board considered:

— With the exception of the management fee reduction, the terms of the New IMA were substantially the same as the terms of the Current IMA.

— DIMA’s statement that there would be no reduction in services to the Fund or the Portfolio as a result of the management fee reduction.

— DIMA’s statement that the portfolio management team for the Fund and the Portfolio would not change as a result of the restructuring of the Fund.

— Information on the Fund’s and the Portfolio’s investment management fee schedules and the Fund’s total operating expense ratios, assuming implementation of the New IMA, including information on management fees and total net operating expense ratios of other government money market funds provided by DIMA using information from Morningstar Direct and Lipper Inc.

— The Fund’s management fee rate under the New IMA as compared to fees charged by DIMA to comparable funds.

— That the Fund does not pay a management fee under the Fund’s investment management agreement if substantially all of the Fund’s assets are invested in the Portfolio, but does indirectly pay a management fee to DIMA through its investment in the Portfolio.

Based on all of the information considered, the Board concluded that the management fees to be paid by the Fund under the New IMA were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by DIMA. The Board unanimously determined that approval of the New IMA is in the best interests of the Fund, and approved the New IMA. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New IMA.

Board Considerations and Fee Evaluation of Amended Portfolio Advisory Agreement

The Board of Trustees, all members of which are Independent Trustees, approved an amended and restated investment management agreement (the "New IMA") with Deutsche Investment Management Americas, Inc. ("DIMA"), the investment advisor to the Cash Management Portfolio (now known as Government Cash Management Portfolio) (the "Portfolio"), at an in person meeting conducted in July 2015. DIMA proposed the New IMA as part of a proposal to restructure the Portfolio from a "prime money market fund" to a "government money market fund" under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July 2014 with final compliance dates ranging between July 2015 and October 2016. As part of the restructuring proposal, DIMA proposed to amend and restate the current investment management agreement (the "Current IMA") with the Portfolio such that DIMA would receive a reduced management fee for its investment management services to the restructured Portfolio upon the effective date of the restructuring. The effective date of the restructuring was May 2, 2016. The Portfolio is a master fund in a master-feeder structure pursuant to which underlying feeder funds invest substantially all their assets in the Portfolio in order to achieve their investment objectives.

In connection with its review, the Board reviewed and considered materials regarding the restructuring proposal, including the New IMA, and met privately with counsel to review the proposal. The Board also was advised by its fee consultant.

In connection with its review of the New IMA, the Board noted that it approved the renewal of the Portfolio’s Current IMA in September 2014 and was in the process of considering renewal of the Portfolio’s Current IMA as part of the 2015 annual contract renewal process. In addition, the Board considered:

— With the exception of the management fee reduction, the terms of the New IMA were substantially the same as the terms of the Current IMA.

— DIMA’s statement that there would be no reduction in services to the Portfolio as a result of the management fee reduction.

— DIMA’s statement that the portfolio management team for the Portfolio would not change as a result of the restructuring of the Portfolio.

— Information on the Portfolio’s investment management fee schedule and total operating expense ratios of the underlying feeder funds, assuming implementation of the New IMA, including information on management fees and total net operating expense ratios of other government money market funds provided by DIMA using information from Morningstar Direct and Lipper Inc.

— The Portfolio’s management fee rate under the New IMA as compared to fees charged by DIMA to comparable funds.

Based on all of the information considered, the Board concluded that the management fees to be paid by the Portfolio under the New IMA were reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by DIMA. The Board unanimously determined that approval of the New IMA is in the best interests of the Portfolio, and approved the New IMA. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New IMA.

Account Management Resources

Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313 To speak with a Shareholder Service representative.
Web Site

deutscheliquidity.com/US

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche AM Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@db.com

For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337 To speak with a Shareholder Service representative.
Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151

	Institutional Shares	Institutional Shares MGD	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	ICAXX	MCAXX	SPMXX	SCRXX
Fund Number	2403	2023	2402	2309

The fund currently offers one class of shares, Institutional Shares. Managed Shares ("Institutional Shares MGD"), Prime Reserve Class S Shares ("Institutional Shares PRS") and Premium Class S Shares ("Institutional Shares PS") (the "legacy classes") were combined into Institutional Shares as of the close of business on October 1, 2008. The legacy classes are no longer offered separately. Because the eligibility and minimum investment requirements for each of the legacy classes differ from the Institutional Shares, shareholders of the fund who were shareholders of a legacy class may continue to purchase shares of the fund in accordance with the investment requirements in effect for each applicable legacy class prior to the share classes being combined. Any account privileges previously available to shareholders of the legacy classes remain unchanged.

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016